Consolidated Statement of Changes in Shareowners' Equity (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement Of Stockholders Equity [Abstract]
GE shareowners' equity opening balance	$ 130,566		$ 123,026		$ 116,438
Net earnings attributable to GE common shareowners for per-share calculation, Basic	15,233		13,057		13,641
Dividends and other transactions with shareowners	(8,951)		(8,061)		(7,372)
Other comprehensive income attributable to GE	(9,052)		11,110		3,744
Net sales (purchases) of shares for treasury	(32)		(7,990)		(2,802)
Changes in other capital	395		(576)		(623)
GE shareowners' equity Ending balance	128,159		130,566		123,026
Noncontrolling interests	8,674	[1]	6,217	[1]	5,444	[1]
Total equity balance at December 31	$ 136,833		$ 136,783		$ 128,470

[1]	(c) Included AOCI attributable to noncontrolling interests of $(194) million and $(180) million at December 31, 2014 and 2013, respectively.